Filed with the Securities and Exchange Commission on March 26, 2021

Securities Act of 1933 File No. 333-20891

Investment Company Act of 1940 File No. 811-08039

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 53	☒
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 54	☒

(Check Appropriate Box or Boxes)

THIRD AVENUE TRUST

(Exact Name of Registrant as Specified in Charter)

622 Third Avenue, New York, New York 10017

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 443-1021 (toll-free), (212) 888-5222

Joel L. Weiss

JW Fund Management LLC

100 Springdale Road, Suite A3-416

Cherry Hill, NJ 08003

(Name and Address of Agent for Service)

Copies to:

Joseph V. Del Raso, Esq.

Troutman Pepper Hamilton Sanders LLP

3000 Two Logan Square

Philadelphia, PA 19103

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on April 16, 2021 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

Explanatory note

Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A (“Amendment No. 51”) for Third Avenue Trust (the “Registrant”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on January 12, 2021, to register the Third Avenue International Real Estate Value Fund as a new series of the Registrant. This Post-Effective Amendment No. 53 is being filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating April 16, 2021, as the new date upon which Amendment No. 51 shall become effective. This Post-Effective Amendment No. 53 incorporates by reference Parts A, B and C contained in Amendment No. 51.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 53 to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 53 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Wilmington, State of Delaware on the 26th day of March, 2021.

THIRD AVENUE TRUST

By:	/s/ Joel Weiss
Joel Weiss, President and CEO

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 53 to the Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Robert J. Christian*	Trustee	March 26, 2021
Robert J. Christian

/s/ Iqbal Mansur*	Trustee	March 26, 2021
Iqbal Mansur

/s/ Nicholas M. Marsini, Jr.*	Trustee	March 26, 2021
Nicholas M. Marsini, Jr.

/s/ Nancy B. Wolcott*	Trustee	March 26, 2021
Nancy B. Wolcott

/s/ Stephen M. Wynne*	Trustee	March 26, 2021
Stephen M. Wynne

/s/ T. Richard Keyes	Treasurer and CFO	March 26, 2021
T. Richard Keyes

/s/ Joel Weiss	President and CEO	March 26, 2021
Joel Weiss

* By:	/s/ Joel Weiss
Joel Weiss
Attorney-in-Fact